Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Sales		$ 843,215	$ 891,557
Cost of sales
Cost of sales, excluding depletion		243,801	254,434
Depletion		262,380	308,702
Total cost of sales		506,181	563,136
Gross margin		337,034	328,421
Expenses
General and administrative	[1]	34,673	34,439
Impairment charges		228,680	71,000
Interest expense		24,993	24,193
Other income		(13,819)	(197)
Other expense		5,420	4,700
Foreign exchange loss		270	479
Total Expenses		280,217	134,614
Earnings before income taxes		56,817	193,807
Income tax recovery		886	1,330
Net earnings		$ 57,703	$ 195,137
Basic earnings per share		$ 0.13	$ 0.45
Diluted earnings per share		$ 0.13	$ 0.45
Weighted average number of shares outstanding
Basic		441,961	430,461
Diluted		442,442	430,845

[1]	Equity settled stock based compensation (a non-cash item) included in general and administrative expenses $ 5,051 $ 5,060